Contingent Compensation (Details) - Schedule of expense related to the put call option agreement, which was included in the consolidated statements of operations and comprehensive loss - Drivy [Member] - Call and Put Option [Member] - USD ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	$ 1,180	$ 12,569	$ 11,289	$ 13,277
Sales and marketing [Member]
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	26	115	135	2,403
Operations and support [Member]
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	31	142	165	2,205
Technology and product development [Member]
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	74	296	340	3,373
General and administrative [Member]
Disclosure in Tabular Form Relating to Employee Compensation in Respect of Call and Put Option [Line Items]
Compensation expense excluding cost of good and service sold	$ 1,049	$ 12,016	$ 10,649	$ 5,296